                                ING EQUITY TRUST
                               ING MAYFLOWER TRUST
                           ING INVESTMENT FUNDS, INC.
                                 ING FUNDS TRUST
                                ING MUTUAL FUNDS
                             ING SENIOR INCOME FUND

                   Supplement Dated September 14, 2005 to the

                             ING Senior Income Fund
               Classes A, B, C and Q Prospectus dated July 1, 2005

                         ING Domestic Equity Value Funds
              Classes A, B and C Prospectus dated February 1, 2005

            ING Global Equity Fund and ING International Equity Fund
              Classes A, B and C Prospectus dated February 1, 2005

      ING Domestic Equity Growth Funds, ING Domestic Equity Value Funds and
                      ING Domestic Equity and Income Funds
            Classes A, B, C and M Prospectus dated September 30, 2004

                  ING Fixed Income Funds and Money Market Funds
              Classes A, B, C and M Prospectus dated July 29, 2005

    ING International Equity Funds and ING International Global Equity Funds
              Classes A, B, C and M Prospectus dated March 1, 2005

                  ING Principal Protection Fund (July 3, 2001)
               ING Principal Protection Fund II (November 5, 2001)
                ING Principal Protection Fund III (March 1, 2002)
                 ING Principal Protection Fund IV (June 7, 2002)
               ING Principal Protection Fund V (October 11, 2002)
               ING Principal Protection Fund VI (January 10, 2003)
               ING Principal Protection Fund VII (April 15, 2003)
             ING Principal Protection Fund VIII (September 5, 2003)
               ING Principal Protection Fund IX (January 14, 2004)
                 ING Principal Protection Fund X (April 6, 2004)
                ING Principal Protection Fund XI (July 21, 2004)
              ING Principal Protection Fund XII (November 1, 2004)
                         Classes A, B and C Prospectuses

     ING Funds will waive the Contingent Deferred Sales Charges (CDSCs) on redemptions made between August 29, 2005 and October 28, 2005 for Class A, Class B and Class C shares for the above-named funds. This exception will not apply to exchanges. This waiver will also not apply to systematic or other periodic payments established prior to August 29, 2005. This waiver will apply to all persons whose address of record as of August 29, 2005 was in one of the following counties/parishes:

     - 64 Louisiana parishes: Acadia, Allen, Ascension, Assumption, Avoyelles, Beauregard, Bienville, Bossier, Caddo, Caldwell, Calcasieu, Cameron, Catahoula, Claiborne, Concordia, Desoto, East Baton Rouge, East Carroll, East Feliciana, Evangeline, Franklin, Grant, Iberia, Iberville, Jackson, Jefferson, Jefferson Davis, Lafayette, Lafourche, LaSalle, Lincoln, Livingston, Madison, Morehouse, Natchitoches, Orleans, Ouachita, Pointe Coupee, Plaquemines, Rapides, Red River, Richland, Sabine, St. Bernard, St. Charles, St. Helena, St. James, St. John, St. Landry, St. Mary, St. Martin, St. Tammany, Tangipahoa, Tensas, Terrebonne, Union, Vermilion, Vernon, Washington, Webster, West Baton Rouge, West Carroll, West Feliciana and Winn.

     - 52 Mississippi counties: Adams, Amite, Attala, Chickasaw, Choctaw, Claiborne, Clarke, Clay, Copiah, Covington, Forrest, Franklin, George, Greene, Hancock, Harrison, Hinds, Itawamba, Jackson, Jasper, Jefferson, Jefferson Davis, Jones, Kemper, Lamar, Lauderdale, Lawrence, Leake, Lee, Lincoln, Lowndes, Madison, Marion, Monroe, Neshoba, Newton, Noxubee, Oktibbeha, Pearl River, Perry, Pike, Rankin, Scott, Simpson, Smith, Stone, Walthall, Warren, Wayne, Webster, Wilkinson, and Winston.

     - Six Alabama counties: Baldwin, Clarke, Choctaw, Mobile, Sumter and Washington.

     -    Three Florida counties: Broward, Miami-Dade and Monroe.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE